STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		Deferred Compensation [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Dec. 31, 2012	$ 534		$ 12		$ 28		$ 8,616		$ 0	$ (8,122)
Balance (in shares) at Dec. 31, 2012			11,625,044		28,527,897
Exchange of A-5 preferred stock to A-7 preferred stock		[1]		[1]	0			[1]	0		[1]
Exchange of A-5 preferred stock to A-7 preferred stock (in shares)			169,524		0
Cancellation of option exercise	0		0			[1]		[1]	0	0
Cancellation of option exercise (in shares)			0		(363,573)
Exchange of A-2 warrants to common stock	0		0			[1]		[1]	0	0
Exchange of A-2 warrants to common stock (in shares)			0		41,141
Forward split for Shell	0		0		10		(10)		0	0
Forward split for Shell (in shares)			0		9,997,332
Exchange of preferred stock to common stock	0		(12)		12		0		0	0
Exchange of preferred stock to common stock (in shares)	41,141		(11,794,568)		11,794,568
Issuance of Common Stock and warrants	2,856		0		2		2,854		0	0
Issuance of Common Stock and warrants (in shares)			0		2,490,000
Compensation on restricted shares of common stock	337		0		1		1,126		(790)	0
Compensation on restricted shares of common stock (in shares)			0		800,000
Stock-based compensation on options	735		0		0		735		0	0
Net (loss)	(3,325)		0		0		0		0	(3,325)
Balance at Dec. 31, 2013	1,137		0		53		13,321		(790)	(11,447)
Balance (in shares) at Dec. 31, 2013			0		53,287,365
Issuance of Common Stock and warrants	4,960		0		4		4,956		0	0
Issuance of Common Stock and warrants (in shares)			0		4,000,000
Compensation on restricted shares of common stock	691		0			[1]	67		624	0
Compensation on restricted shares of common stock (in shares)			0		528,684
Stock-based compensation on options	1,018		0		0		1,018		0	0
Issuance of common stock-commitment fee	150		0			[1]	150		0	0
Issuance of common stock-commitment fee (in shares)			0		103,301
Exercise of options	1		0		1		0
Exercise of options (in shares)			0		378,977
Issuance of common stock to investor	40		0			[1]	40		0	0
Issuance of common stock to investor (in shares)			0		48,727
Net (loss)	(5,460)		0		0		0		0	(5,460)
Balance at Dec. 31, 2014	$ 2,537		$ 0		$ 58		$ 19,552		$ (166)	$ (16,907)
Balance (in shares) at Dec. 31, 2014			0		58,347,054

[1]	Less than $1